Reverse Recapitalization (Details 1) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total assets	$ 5,305,272		$ 6,087,913			$ 3,909,096
Accumulated deficit	(30,979,174)		(17,476,700)			(10,314,313)
Total stockholders' deficit	$ (27,966,537)	$ (48,050,609)	(17,487,227)	$ (10,721,782)	$ (9,933,878)	$ (8,358,411)	$ (8,407,272)
As Reported [Member]
Prepaid expenses and other			913,030
Total current assets			5,693,577
Total assets			6,982,575
Accumulated deficit			(16,582,038)
Total stockholders' deficit			(16,592,565)
As Revised [Member]
Prepaid expenses and other			18,368
Total current assets			4,798,915
Total assets			6,087,913
Accumulated deficit			(17,476,700)
Total stockholders' deficit			(17,487,227)
Adjustment [Member]
Prepaid expenses and other			894,662
Total current assets			894,662
Total assets			894,662
Accumulated deficit			(894,662)
Total stockholders' deficit			$ (894,662)